BASIS OF PREPARATION	12 Months Ended
Mar. 31, 2023
BASIS OF PREPARATION
BASIS OF PREPARATION

2.BASIS OF PREPARATION

Statement of Compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board and interpreted by the IFRS Interpretations Committee.

These consolidated financial statements were approved for issue by the Board of Directors on June 28, 2023.

Basis of Presentation

These consolidated financial statements have been prepared on a going concern basis, under the historical cost convention.

Going Concern

The Company has incurred operating losses since its inception, and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. As of March 31, 2023, the Company had a cash balance of $27,200,097 and working capital of $21,239,423. The Company’s cash flows used in operating activities for continuing operations amounts to $21,684,654 for the fiscal year ended March 31, 2023. The Company also expects additional cash outflows of $3,367,910 to settle its financial guarantees. The Company anticipates incurring additional losses until such time, if ever, that it can obtain marketing approval to sell, and then generate significant sales, of its single clinical-stage drug candidate, RE104, that is currently in development. Substantial additional financing will be needed by the Company to fund its operations and to develop and commercialize RE104. The Company’s current cash balance is insufficient to fund the Company’s operations and other commitments for the next twelve months from the date of issuance of these financial statements.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

As disclosed in Note 25, Reunion entered into a definitive arrangement agreement whereby MPM BioImpact would acquire Reunion by way of a statutory plan of arrangement under the Canada Business Corporations Act. Closing of the acquisition will, among other things, require shareholder approval and remains subject to the satisfaction (or waiver) of a number of closing conditions. If the acquisition does not close, the Company would be required to pay a termination fee and expense reimbursement to MPM BioImpact of up to US$1,500,000. In such an event that the acquisition does not close, the Company will seek to obtain additional capital through equity or debt financings or other arrangements to fund operations; however, there can be no assurance that the Company will be able to raise needed capital under acceptable terms, if at all. If the acquisition does not close, the sale of additional equity would dilute existing stockholders and newly issued shares or debt securities may contain senior rights and preferences compared to currently outstanding shares of common stock and may contain covenants that limit the Company’s ability to pay dividends or make other distributions to stockholders. If the Company is unable to obtain such additional financing, future operations would need to be scaled back or discontinued.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and its wholly-owned subsidiaries, Reunion Neuroscience Canada Inc., Field Trip Discovery Australia Pty Ltd., and Reunion Neuroscience USA Inc. All intercompany balances and transactions have been eliminated upon consolidation.

Spinout of Clinic Operations

The Company accounted for the Clinic Operations as discontinued operations rather than continuing operations since the Spinout Transaction was successfully completed on August 11, 2022.

Therefore, the Clinic Operations’ assets and liabilities were classified and presented separately as items held for transfer in the unaudited interim consolidated statements of financial position and were measured at their carrying amount. Clinic Operations are excluded from the results of continuing operations and are presented as a single amount under Net loss before and after tax from discontinued Clinic Operations in the consolidated statements of loss and comprehensive loss. Property, plant and equipment, intangible assets and right-of-use assets were not depreciated or amortized once classified as held for sale. Additional disclosures are provided in Note 4. All other notes to the consolidated financial statements include amounts from continuing operations.

Functional Currency and Presentation Currency

The Company’s functional currency is the Canadian dollar. Transactions undertaken in foreign currencies are translated into Canadian dollars at daily exchange rates prevailing when the transactions occur. Monetary assets and liabilities denominated in foreign currencies are translated at period-end exchange rates and non-monetary items are translated at historical exchange rates. Realized and unrealized exchange gains and losses are recognized in net loss.

The assets and liabilities of foreign operations are translated into Canadian dollars using the period-end exchange rates. Income, expenses, and cash flows or foreign operations are translated into Canadian dollars using the average exchange rates. Exchange differences resulting from the translation of foreign operations into Canadian dollars are recognized in other comprehensive loss and accumulated in equity.

These consolidated financial statements are presented in Canadian dollars, the Company’s presentation currency. The Company’s and its subsidiaries functional currencies are as follows:

Subsidiary	Jurisdiction	Functional Currency	% Ownership
Reunion Neuroscience Canada Inc.	Ontario, Canada	Canadian Dollars	100%
Reunion Neuroscience USA Inc.	Delaware, USA	United States Dollars	100%
Field Trip Discovery Australia Pty Ltd.	New South Wales, Australia	Australian Dollars	100%

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that the control commences until the date the control ceases. All significant intercompany balances and transactions have been eliminated upon consolidation.